Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Aerospace & Defense - 1.0%
Raytheon Technologies Corp.	393,661	$ 32,225,089

Automobiles - 2.8%
Tesla, Inc. (A)	327,435	86,852,134

Beverages - 3.2%
Constellation Brands, Inc., Class A	194,153	44,593,061
Monster Beverage Corp. (A)	601,224	52,282,439

		96,875,500

Biotechnology - 4.1%
Regeneron Pharmaceuticals, Inc. (A)	58,451	40,265,140
Seagen, Inc. (A)	197,455	27,017,768
Vertex Pharmaceuticals, Inc. (A)	205,217	59,418,530

		126,701,438

Building Products - 2.6%
Builders FirstSource, Inc. (A)	291,757	17,190,323
Fortune Brands Home & Security, Inc.	472,244	25,354,780
Johnson Controls International PLC	771,177	37,957,332

		80,502,435

Capital Markets - 1.6%
Ares Management Corp., Class A	288,773	17,889,487
Morgan Stanley	386,557	30,541,869

		48,431,356

Chemicals - 1.4%
PPG Industries, Inc.	384,915	42,606,241

Consumer Finance - 2.3%
American Express Co.	333,893	45,045,505
S&P Global, Inc.	88,506	27,025,307

		72,070,812

Electronic Equipment, Instruments & Components - 2.5%
Amphenol Corp., Class A	507,351	33,972,223
CDW Corp.	265,528	41,443,610

		75,415,833

Entertainment - 0.9%
Walt Disney Co. (A)	300,225	28,320,224

Equity Real Estate Investment Trusts - 1.7%
Prologis, Inc.	291,406	29,606,850
Rexford Industrial Realty, Inc.	433,534	22,543,768

		52,150,618

Health Care Equipment & Supplies - 2.2%
Align Technology, Inc. (A)	77,572	16,065,937
Edwards Lifesciences Corp. (A)	353,006	29,168,886
Teleflex, Inc.	111,338	22,430,153

		67,664,976

Health Care Providers & Services - 4.0%
R1 RCM, Inc. (A)	1,026,524	19,021,490
UnitedHealth Group, Inc.	205,053	103,559,967

		122,581,457

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 3.4%
Airbnb, Inc., Class A (A)	270,992	$ 28,465,000
Booking Holdings, Inc. (A)	17,995	29,569,564
Chipotle Mexican Grill, Inc. (A)	30,960	46,525,449

		104,560,013

Interactive Media & Services - 6.0%
Alphabet, Inc., Class A (A)	1,447,667	138,469,349
Meta Platforms, Inc., Class A (A)	216,742	29,407,555
ZoomInfo Technologies, Inc. (A)	410,340	17,094,764

		184,971,668

Internet & Direct Marketing Retail - 7.3%
Amazon.com, Inc. (A)	1,803,709	203,819,117
Etsy, Inc. (A)	190,550	19,079,772

		222,898,889

IT Services - 5.2%
Block, Inc. (A)	245,837	13,518,577
FleetCor Technologies, Inc. (A)	195,830	34,499,371
Global Payments, Inc.	254,943	27,546,591
Mastercard, Inc., Class A	292,491	83,166,891

		158,731,430

Life Sciences Tools & Services - 1.6%
Thermo Fisher Scientific, Inc.	94,771	48,066,903

Machinery - 3.1%
Deere & Co.	186,034	62,114,892
Nordson Corp.	160,854	34,144,479

		96,259,371

Oil, Gas & Consumable Fuels - 1.4%
Pioneer Natural Resources Co.	192,520	41,686,356

Personal Products - 1.4%
Estee Lauder Cos., Inc., Class A	200,996	43,395,036

Pharmaceuticals - 2.6%
Eli Lilly & Co.	251,948	81,467,386

Semiconductors & Semiconductor Equipment - 7.2%
Advanced Micro Devices, Inc. (A)	484,532	30,699,947
KLA Corp.	103,925	31,450,823
Marvell Technology, Inc.	374,674	16,077,261
NVIDIA Corp.	501,381	60,862,640
Teradyne, Inc.	236,489	17,772,148
Texas Instruments, Inc.	409,524	63,386,125

		220,248,944

Software - 14.8%
Five9, Inc. (A)	264,373	19,822,688
Microsoft Corp.	1,076,669	250,756,210
Palo Alto Networks, Inc. (A)	290,673	47,609,331
Paycom Software, Inc. (A)	101,165	33,383,438
Salesforce, Inc. (A)	296,462	42,643,094
ServiceNow, Inc. (A)	115,369	43,564,488
Workday, Inc., Class A (A)	107,706	16,395,007

		454,174,256

Specialty Retail - 2.0%
TJX Cos., Inc.	1,006,053	62,496,012

Transamerica Series Trust	Page 1

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 10.1%
Apple, Inc.	2,127,021	$ 293,954,302
NetApp, Inc.	277,875	17,186,569

		311,140,871

Textiles, Apparel & Luxury Goods - 2.9%
Lululemon Athletica, Inc. (A)	148,153	41,417,653
NIKE, Inc., Class B	570,393	47,411,066

		88,828,719

Total Common Stocks (Cost $2,664,931,702)		3,051,323,967

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 1.10% (B), dated 09/30/2022, to be repurchased at $27,690,771 on 10/03/2022. Collateralized by a U.S. Government Obligation, 0.38%, due 07/15/2023, and with a value of $28,242,073.	$ 27,688,233	27,688,233

Total Repurchase Agreement (Cost $27,688,233)		27,688,233

Total Investments (Cost $2,692,619,935)		3,079,012,200
Net Other Assets (Liabilities) - (0.2)%		(4,935,541)

Net Assets - 100.0%		$ 3,074,076,659

Transamerica Series Trust	Page 2

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$3,051,323,967	$—	$—	$3,051,323,967
Repurchase Agreement	—	27,688,233	—	27,688,233

Total Investments	$3,051,323,967	$27,688,233	$—	$3,079,012,200

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at September 30, 2022.
(C)	There were no transfers in or out of Level 3 during the period ended September 30, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust	Page 3

Transamerica WMC US Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica WMC US Growth VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Pursuant to the requirements set forth in SEC Rule 2a-5, effective September 8, 2022, the Board has designated the Portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), to perform fair value determination on behalf of the Portfolio, subject to the oversight of the Board. TAM is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information needed to oversee TAM’s fair value determinations. All investments in securities are recorded at their estimated fair value. TAM values the Portfolio’s investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 4